Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and Other Receivables
(1)	Trade and other receivables as of December 31, 2023 and 2024 are as follows:

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,239,601	(230,058)	—	11,009,543
Other receivables		1,034,655	(53,683)	(4,780)	976,192

		12,274,256	(283,741)	(4,780)	11,985,735

Non-current assets
Trade receivables		207,668	(2,587)	—	205,081
Other receivables		2,080,830	(80,270)	(12,054)	1,988,506

		2,288,498	(82,857)	(12,054)	2,193,587

	￦	14,562,754	(366,598)	(16,834)	14,179,322

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,266,202	(167,028)	—	11,099,174
Other receivables		1,160,945	(39,817)	(4,086)	1,117,042

		12,427,147	(206,845)	(4,086)	12,216,216

Non-current assets
Trade receivables		1,089,787	(93,746)	—	996,041
Other receivables		2,272,127	(100,351)	(10,408)	2,161,368

		3,361,914	(194,097)	(10,408)	3,157,409

	￦	15,789,061	(400,942)	(14,494)	15,373,625

Other Receivables
(2)	Other receivables as of December 31, 2023 and 2024 are as follows:

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	393,859	(49,626)	(53)	344,180
Accrued income		133,033	—	—	133,033
Deposits		317,541	(4)	(4,727)	312,810
Finance lease receivables (*1)		75,661	(2,761)	—	72,900
Others		114,561	(1,292)	—	113,269

		1,034,655	(53,683)	(4,780)	976,192

Non-current assets
Non-trade receivables		198,453	(54,182)	(102)	144,169
Accrued income		7,342	—	—	7,342
Deposits		441,721	(263)	(11,952)	429,506
Finance lease receivables (*2)		1,173,500	(2,495)	—	1,171,005
Others		259,814	(23,330)	—	236,484

		2,080,830	(80,270)	(12,054)	1,988,506

	￦	3,115,485	(133,953)	(16,834)	2,964,698

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	403,248	(35,041)	(21)	368,186
Accrued income		112,941	—	—	112,941
Deposits		293,712	(4)	(4,065)	289,643
Finance lease receivables (*1)		92,130	(3,480)	—	88,650
Others		258,914	(1,292)	—	257,622

		1,160,945	(39,817)	(4,086)	1,117,042

Non-current assets
Non-trade receivables		243,813	(62,222)	(41)	181,550
Accrued income		21,395	—	—	21,395
Deposits		486,868	(414)	(10,367)	476,087
Finance lease receivables (*2)		1,264,269	(1,775)	—	1,262,494
Others		255,782	(35,940)	—	219,842

		2,272,127	(100,351)	(10,408)	2,161,368

	￦	3,433,072	(140,168)	(14,494)	3,278,410

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦121,170 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦956,968 million.

Aging Analysis of Trade Receivables
(4)	Aging analysis of trade receivables as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Trade receivables: (not overdue)	￦	11,120,582	12,010,590

Trade receivables: (impairment reviewed)		326,687	345,399

Less than 60 days		6,403	12,289
60 ~ 90 days		55,802	59,427
90 ~ 120 days		20,535	21,642
120 days ~ 1 year		58,350	56,107
Over 1 year		185,597	195,934

		11,447,269	12,355,989
Less: allowance for doubtful accounts		(232,645)	(260,774)

	￦	11,214,624	12,095,215

Aging Analysis of Other Receivables
(5)	Aging analysis of other receivables as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Other receivables: (not overdue)	￦	2,857,337	3,212,146

Other receivables: (impairment reviewed)		258,148	220,926

Less than 60 days		5	318
60 ~ 90 days		27,634	34,267
90 ~ 120 days		727	1,786
120 days ~ 1 year		69,651	59,567
Over 1 year		160,131	124,988

		3,115,485	3,433,072
Less: allowance for doubtful accounts		(133,953)	(140,168)
Less: present value discount		(16,834)	(14,494)

	￦	2,964,698	3,278,410

Changes in the Allowance for Doubtful Accounts
(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022		2023		2024
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	205,339	82,710	199,000	109,453	232,645	133,953
Bad debt expense		27,078	4,220	68,385	24,290	48,160	21,937
Write-off		(26,319)	(1,103)	(26,109)	(4,472)	(17,157)	(23,177)
Reversal		(3,444)	(37)	(5,577)	(1,942)	(12,928)	(587)
Others		(3,654)	23,663	(3,054)	6,624	10,054	8,042

Ending balance	￦	199,000	109,453	232,645	133,953	260,774	140,168